Related Party Transactions - Annual activity of loans outstanding to related parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance beginning of year	$ 4,052,339	$ 2,927,377
Additions	1,156,220	3,318,496
Repayments	(1,355,901)	(2,193,534)
Balance, end of year	$ 3,852,658	$ 4,052,339